Acquired Lease Intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Acquired Lease Intangibles [Abstract]
Acquired Lease Intangibles

5. ACQUIRED LEASE INTANGIBLES

We identify and record the value of acquired lease intangibles at the property acquisition date. Such intangibles include the value of acquired in-place leases and above and below-market leases. Acquired lease intangibles are amortized over the leases’ remaining terms, which generally range from one month to 25 years. Below market lease amortization includes fixed-rate renewal periods where we believe the tenant is reasonably compelled to renew the lease.

Balance Sheet Presentation

Total in-place and above and below-market lease amounts and their respective accumulated amortization as of March 31, 2012, and December 31, 2011 are as follows (in thousands):

	MARCH 31, 2012	DECEMBER 31, 2011
Acquired lease intangible assets:
In-place leases	$22,307	$22,720
In-place leases – accumulated amortization	(13,146)	(12,978)
Above-market leases	2,187	2,247
Above-market leases – accumulated amortization	(1,814)	(1,850)

Acquired leases intangibles, net	$9,534	$10,139

Acquired lease intangible liabilities:
Below-market leases	$4,597	$4,623
Below-market leases – accumulated amortization	(2,654)	(2,602)

Acquired below-market lease intangibles, net	$1,943	$2,021

Income Statement Presentation

The following table details our amortization related to in-place leases and above and below-market leases as well as the presentation of such amounts in our consolidated statements of operations for the three months ended March 31, 2012, and 2011 (in thousands):

	PRESENTATION	2012	2011
In-place leases	amortization expense	$581	$314
Above-market leases	reduction of rental income	$24	$11
Below-market leases	increase in rental income	$78	$61

6.    Acquired Lease Intangibles

We identify and record the value of acquired lease intangibles at the property acquisition date. Such intangibles include the value of acquired in-place leases and above and below-market leases. Acquired lease intangibles are amortized over the leases’ remaining terms, which generally range from one month to 25 years. Below market lease amortization includes fixed-rate renewal periods where we believe the tenant is reasonably compelled to renew the lease.

Balance Sheet Presentation

Total in-place and above and below-market lease amounts and their respective accumulated amortization as of December 31, 2011 and 2010 are as follows (in thousands):

	2011	2010
Acquired lease intangible assets:
In-place leases	$22,720	$16,891
In-place leases – accumulated amortization	(12,978)	(11,122)
Above-market leases	2,247	2,014
Above-market leases – accumulated amortization	(1,850)	(1,808)

Acquired leases intangibles, net	$10,139	$5,975

Acquired lease intangible liabilities:
Below-market leases	$4,623	$3,813
Below-market leases – accumulated amortization	(2,602)	(2,328)

Acquired below-market lease intangibles, net	$2,021	$1,485

Income Statement Presentation

The following table details our amortization related to in-place leases and above and below-market leases as well as the presentation of such amounts in our consolidated statements of operations for the years ended December 31, 2011, 2010, and 2009 (in thousands):

	PRESENTATION	2011	2010	2009
In-place leases	amortization expense	$2,117	$1,409	$1,939
Above-market leases	reduction of rental income	$108	$104	$325
Below-market leases	increase in rental income	$274	$300	$380

The estimated aggregate amortization amounts from acquired lease intangibles for each of the next five years are as follows (in thousands):

YEAR ENDING DECEMBER 31,	AMORTIZATION EXPENSE (IN-PLACE LEASE VALUE)	RENTAL INCOME (ABOVE AND BELOW-MARKET RENT)
2012	$1,916	$194
2013	1,513	186
2014	1,297	174
2015	1,202	168
2016	1,028	133

	$6,956	$855